Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	Jumia Technologies AG
Entity Central Index Key	0001756708
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Amendment Flag	false